Summary of Significant Accounting Policies (Impairment of Long-lived Assets and Financial Instruments) (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Significant Accounting Policies [Line Items]
Impairment of intangible assets	$ 21,000,000	$ 20,993,137	$ 0	$ 1,365,376
Impairment on fixed assets		0
Financial assets measured at fair value	0	0	0
Financial liabilities measured at fair value	0	0	0
Customer list [Member]
Schedule of Significant Accounting Policies [Line Items]
Impairment of intangible assets				$ 1,365,376